Victory International Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	88 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [1]	Dec. 31, 2025
MSCI EAFE Index (Net) reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	31.22%	8.92%		8.18%
Lipper International Funds Index reflects no deduction for taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	29.86%	8.21%		8.50%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	33.18%	9.62%		8.44%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	29.70%	8.13%		6.83%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.15%	7.44%		6.53%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	33.26%	9.70%		8.52%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	33.42%	10.21%	8.71%

[1]	Inception date of Class R6 is August 17, 2018.